Related Party Transactions (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Aug. 11, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Warrants exercised (in shares)	1.8
Convertible Notes
Related Party Transaction [Line Items]
Warrants exercised (in shares)	1.8
Variable Interest Entity | HRT
Related Party Transaction [Line Items]
Sales to related parties		$ 5.3
Accounts receivable, related parties, current		$ 3.3